Note 6 - Equity Method Investees and Respective Ownership Percentages (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Multifeed [Member]
Equity method percentage	34.00%	33.00%
Equity method investment	¥ 1,518,610	¥ 1,354,932
I-Revo [Member]
Equity method percentage	30.00%	30.00%
Equity method investment	¥ 725,529	¥ 676,732
Trinity [Member]
Equity method percentage	33.75%	33.75%
Equity method investment	¥ 133,325	¥ 101,618
Stratosphere [Member]
Equity method percentage		50.00%
Appiaries [Member]
Equity method percentage	49.00%	49.00%
Equity method investment	¥ 16,396	¥ 106,196
e-Corporation [Member]
Equity method percentage	35.21%	35.21%
Equity method investment	¥ 29,095	¥ 32,839
BIZNET [Member]
Equity method percentage	40.00%	40.00%
Equity method investment	¥ 246,193	¥ 288,240
KIS [Member]
Equity method percentage	36.10%
Equity method investment	¥ 53,576
Leap Solutions [Member]
Equity method percentage	40.00%
Equity method investment	¥ 256,928
Equity method percentage
Equity method investment	¥ 2,979,652	¥ 2,560,557